Commitments (Detail) - Commitments $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Total [Member]
Statement Line Items [Line Items]
Purchase commitments and contractual obligations	$ 68,328
Mine closure and reclamation	45,915
Minimum operating lease payments	58,315
Total contractual obligations	172,558
Less than 1 year [Member]
Statement Line Items [Line Items]
Purchase commitments and contractual obligations	68,328
Mine closure and reclamation	435
Minimum operating lease payments	8,060
Total contractual obligations	76,823
1-3 years [Member]
Statement Line Items [Line Items]
Purchase commitments and contractual obligations
Mine closure and reclamation	2,219
Minimum operating lease payments	16,213
Total contractual obligations	18,432
3-5 years [Member]
Statement Line Items [Line Items]
Purchase commitments and contractual obligations
Mine closure and reclamation	21,168
Minimum operating lease payments	16,348
Total contractual obligations	37,516
Over 5 years [Member]
Statement Line Items [Line Items]
Purchase commitments and contractual obligations
Mine closure and reclamation	22,093
Minimum operating lease payments	17,694
Total contractual obligations	$ 39,787